Shareholders' Equity - Narrative (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 13, 2025 USD ($) shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2024 CAD ($) Share shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2023 CAD ($) Share shares	Feb. 13, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of options | $		$ 1,722		$ 1,283
RSUs issued | $		(122)		(198)
Shares issued for royalty | $		45
Payments to acquire or redeem entity's shares | $		$ 5,658		$ 0
Shares issued for exercise of stock options (in shares) | Share		1,372,000	1,372,000	1,314,000	1,314,000
Maximum number of shares reserved for issuance under the stock option plan, percentage		0.10	0.10
Weighted average remaining contractual life of outstanding share options (in years)		2 years 5 months 15 days	2 years 5 months 15 days	2 years 6 months 14 days	2 years 6 months 14 days
Weighted average fair value of stock options granted (in dollars per share) | $			$ 1.09		$ 1.15
Number of shares available for purchase and cancellation (in shares) | shares						5,000,000
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased and canceled (in shares) | shares	1,479,792
Payments to acquire or redeem entity's shares | $	$ 2,499
Number of shares available for purchase and cancellation (in shares) | shares	5,000,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (in shares) | Share		3,200,000	3,200,000
Restricted share units vested (in shares) | Share		225,000	225,000	365,500	365,500
Restricted Share Units | December 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units vested (in shares) | Share		225,000	225,000
Number of other equity instruments vested in share-based payment arrangement, settled in cash | shares		164,500	164,500
RSUs with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares received per equity instrument | shares		1	1
Capital stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of stock options (in shares) | shares		1,372,000	1,372,000
Shares issued for exercise of options | $		$ 2,690		$ 2,037
RSUs issued (in shares) | shares		164,500	164,500	255,850	255,850
RSUs issued | $		$ 1,535		$ 1,001
Shares issued for royalty (in shares) | shares		30,000	30,000
Shares issued for royalty | $		$ 45
Shares repurchased and canceled (in shares) | shares		3,520,208	3,520,208
Payments to acquire or redeem entity's shares | $		$ 5,658
Shares issued for exercise of stock options (in shares) | shares		1,372,000	1,372,000	1,314,000	1,314,000